Acquisitions And Divestitures (Details) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Mar. 31, 2011 First Horizon Insurance Inc [Member]	Dec. 31, 2011 First Horizon Insurance Inc [Member] number	Dec. 31, 2011 First Horizon Msaver Inc [Member]	Dec. 31, 2011 First Horizon Insurance And Highland Capital Management Corporation [Member]	Dec. 31, 2010 FTN Equity Capital Markets [Member]
Schedule Of Acquisitions And Divestitures [Line Items]
Recognized after-tax gains on sales	$ 9,900,000						$ 5,700,000	$ 4,200,000
Number of states, serves customers by subsidiary						40
Goodwill, Impairment	10,100,000	[1],[2]	3,348,000	[1],[2]	10,100,000				3,300,000
Tax benefits recognized					11,100,000
After tax goodwill impairment									$ 2,000,000

[1]	See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.